RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.          RELATED PARTY TRANSACTIONS

a) Related Parties

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and controlling shareholder of the Company

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Shanghai Yuyue Electronic Technology Development Co., Ltd (“Shanghai Yuyue”)	A company under the control of Vincent Tianquan Mo

China Index Holdings and its subsidiaries (“CIH”)	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence

16.          RELATED PARTY TRANSACTIONS (continued)

b) The Company had the following related party transactions for the years ended December 31, 2021, 2022, and 2023

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Office building leased from:
-Vincent Tianquan Mo	166	159	152
Management fee incurred:
-Beihai Silver Beach	380	281	588
Settlement of convertible senior note by:
-CIH	84,313	—	—
Office building leased to:
-CIH	1,181	1,261	1,204
IT service income from:
-CIH	1,162	1,116	5,887
Software license income from:
-CIH	73	70	—
Operating loan to:
-Shanghai Yuyue	—	4,124	—

16.         RELATED PARTY TRANSACTIONS (continued)

Office building leased from Vincent Tianquan Mo

The Company entered into an agreement with Vincent Tianquan Mo to lease a building owned by him for nil consideration starting from March 1, 2012. The deemed rental expense of US$166, US $159 and US $152, and the corresponding contribution from shareholder were included in the consolidated financial statements for the years ended December 31, 2021, 2022, and 2023, respectively. The agreement was renewed in 2022, extending the maturity date to 2032.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Company and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach was engaged to manage the hotel and office leasing operations owned by Shanghai BaoAn Enterprise and Shanghai BaoAn Hotel for ten years. The management fees incurred for the years ended December 31, 2021, 2022, and 2023 were US $380, US $281 and US $588 respectively. The balance as of December 31, 2023 represented outstanding management fees which were unsecured and interest-free.

Settlement of convertible senior note by CIH

During the year ended December 31, 2021, the Company fully settled the convertible senior note, with 50% of the repayment made by CIH as part of the arrangement.

Office building leased to CIH

The Company leases out offices to CIH. The Company entered into a lease framework agreement with CIH, pursuant to which the Company leases offices to CIH at annual rental fee of RMB7,621,000. The Agreement is effective from January 1, 2018 with initial lease term of 10 years. The amounts of lease income were US$1,181, US$1,261 and US $1,204 for the years ended December 31, 2021, 2022 and 2023.

IT service income from CIH

The Company entered into an IT service agreement with CIH, pursuant to which CIH agrees to utilize Fang’s server and other IT services. The amounts of IT service income were US $1,162, US$1,116, and US $5,887 for the years ended December 31, 2021, 2022 and 2023, respectively. In 2023, the Company entered into several additional IT service agreements with CIH, resulting in an increase in service income for the year. These new agreements expanded the scope of services provided by the Company to CIH, contributing to the significant rise in IT service income compared to prior years.

16.         RELATED PARTY TRANSACTIONS (continued)

Software license income from CIH

The Company entered into a software license agreement with CIH, pursuant to which, Fang agrees to license the right of using certain of its software at annual royalty fee of RMB500,000. The original term of the agreement was ten years. However, the agreement was terminated in 2023 by mutual consent, and as a result, no software license income was recognized for the year ended December 31, 2023.

Loan to Shanghai Yuyue:

The loans extended to Shanghai Yuyue were provided to meet its working capital needs. These loans are unsecured, interest-free, have no specified repayment terms, and are payable on demand. In 2023, the Company collected US$3.1 million of outstanding loan balance from Shanghai Yuyue.

c)   The Company had the following related party balances as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	US$	US$
Amounts due from related parties:
- Beihai Silver Beach	330	245
- Shanghai Yuyue	3,940	800
	4,270	1,045

	As of December 31,
	2022	2023
	US$	US$
Amounts due to related parties:
- CIH	90,526	34,676
	90,526	34,676

The decrease in amounts due to CIH from US$90.5 million as of December 31, 2022 to US$34.7 million as of December 31, 2023 was primarily due to the Company’s cash repayment of payables during the year 2023. The balances with related parties are unsecured, non-interest bearing, and have no fixed repayment terms.